CONTRACT ASSETS	12 Months Ended
Dec. 31, 2024
Contract Assets
CONTRACT ASSETS

NOTE－6 CONTRACT ASSETS

Contract assets, consisted of the following:

	As of December 31,
	2024	2023
	$’000	$’000

Revenue recognized to date	10,272	12,731
Less: Progress billings to date	(5,601)	(8,678)

Contract assets	4,671	4,053

Contract assets, current	4,671	4,053

The Company does not have contract liabilities during the financial years ended December 31, 2024 and 2023 due to there were no billings in advance of performance obligation under contracts to the customers.